Financial Instruments (Details) - Schedule of Non-Current Maturities R$ in Millions	Dec. 31, 2023 BRL (R$)
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	R$ 12,979
Borrowing Cost	(136)
Total	12,843
From 1 to 2 years [Member]
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	4,767
From 2 to 3 years [Member]
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	1,684
From 3 to 4 years [Member]
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	3,654
From 4 to 5 years [Member]
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	1,823
More than 5 years [Member]
Financial Instruments (Details) - Schedule of Non-Current Maturities [Line Items]
Non-current maturities total	R$ 1,051